BASIS OF PRESENTATION AND GOING CONCERN	12 Months Ended
Dec. 31, 2022
BASIS OF PRESENTATION AND GOING CONCERN
BASIS OF PRESENTATION AND GOING CONCERN
1	BASIS OF PRESENTATION AND GOING CONCERN

Nature of operations

Bragg Gaming Group Inc. and its subsidiaries ("Bragg", "BGG", the "Company" or the "Group") is primarily a B2B online gaming technology platform and casino content aggregator through its acquisition of Oryx Gaming International LLC ("Oryx" or "Oryx Gaming") in 2018, Wild Streak LLC (“Wild Streak”) in 2021, and Spin Games LLC (“Spin”) in 2022.

The registered and head office of the Company is located at 130 King Street West, Suite 1955, Toronto, Ontario, Canada M5X 1E3.

Statement of compliance and basis of presentation

The accompanying consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”).

These consolidated financial statements are prepared on a historical cost basis except for financial instruments classified at fair value through profit or loss (“FVTPL”) or fair value through other comprehensive income (“FVOCI”) which are measured at fair value. The significant accounting policies set out below have been applied consistently in the preparation of the consolidated financial statements for all periods presented.

These consolidated financial statements have been prepared on the going concern basis, which assumes that the Company will be able to continue as a going concern and realize its assets and discharge its liabilities in the normal course of business.

These consolidated financial statements were, at the recommendation of the audit committee, approved and authorized for issuance by the Company’s Board of Directors on March 21, 2023.

Graduation to the Toronto Stock Exchange (“TSX”)

On January 27, 2021, the Company began trading on TSX under the symbol “BRAG”. Concurrent with the TSX listing, the Company’s Common Shares were delisted from the TSX Venture Exchange.

Trading on the Nasdaq Global Select Market (“Nasdaq”)

On August 27, 2021, the Company began trading on Nasdaq under the symbol “BRAG”. The Company’s shares also continue to trade on the Toronto Stock Exchange.

Reverse Stock Split

At the annual and special meeting of the Company’s shareholders held on April 28, 2021, the Company’s shareholders granted the Company’s Board of Directors discretionary authority to implement a consolidation of the issued and outstanding Common Shares of the Company on the basis of a consolidation ratio of up to 15 pre-consolidation Common Shares for one post-consolidation Common Share. The Board of Directors selected a share consolidation ratio of ten pre-consolidation Common Shares for one post-consolidation Common Share and announced the consolidation on April 30, 2021 (the “reverse stock split”). The Company’s Common Shares began trading on TSX on a post-consolidation basis under the Company’s existing trade symbol "BRAG" on May 5, 2021. In accordance with International Financial Reporting Standards (“IFRS”), the change was applied retrospectively.

1BASIS OF PRESENTATION AND GOING CONCERN (CONTINUED)

Acquisition of Spin Games LLC

On May 12, 2021, the Company announced it had entered into an agreement to acquire Spin in a mixed cash and stock transaction. The transaction closed on June 1, 2022 for a purchase price of EUR 17,179 (USD 18,402). Pursuant to this agreement the sellers of Spin received EUR 10,626 (USD 11,383) in cash, EUR 1,426 (USD 1,528) in common shares of the Company and is expected to receive a discounted value of EUR 4,003 (USD 4,288) worth of common shares of the Company over the next three years.

Acquisition of Wild Streak LLC

On June 2, 2021, the Company announced that it had acquired Wild Streak LLC, doing business as Wild Streak Gaming, a Las Vegas, Nevada based content creation studio with a portfolio of 39 premium casino slot titles supported across online and land-based applications.

The Company signed a purchase agreement to acquire all of the outstanding membership interests of Wild Streak in a cash and stock transaction for a purchase price of USD 30,000. Pursuant to the transaction, which closed simultaneously with the signing of the purchase agreement, the sellers of Wild Streak received USD 10,000 in cash at closing and will receive USD 20,000 worth of Common Shares of the Company over the next three years, subject to acceleration in the event of a change of control.

Completion of financing arrangement

On September 5, 2022, the Company entered into a funding agreement for an investment of USD 8,700 (the "Funding Agreement") with Lind Global Fund II LP, an investment entity managed by The Lind Partners, a New York-based institutional fund manager (together, "Lind").

The funding provided to the Company by Lind came in the form of a USD 8,700 convertible debt (the "Convertible Debt") which had a face value of USD 10,000 (the "Face Value"). The Company received net proceeds of USD 7,989 from the Funding after fees. The Face Value of the Convertible Debt has a 24 month maturity date and can be paid in cash or be converted into common shares of the Company ("Shares") at a conversion price equal to 87.5% of the five-day volume weighted average price ("VWAP") immediately prior to each conversion. Shares issued upon conversion are subject to a 120-day lock-up period following deal close.

The Funding agreement contains restrictions on how much may be converted in any particular month, which is limited to 1/20 of outstanding balance or USD 1,000 if exchange volume is above specified minimum, which conversions may be accelerated in certain circumstances. The Company also has the option at any time to buy back the entire remaining balance of the Convertible Debt, subject to a partial conversion right in favor of Lind to convert up to 1/3 of the outstanding amount into Shares in such circumstances. In connection with the Convertible Debt, Lind was issued warrants to purchase up to 979,048 common shares at a price of CAD 9.28 per share for a period of 60 months.

The Convertible Debt is secured by assets of the Company and some of its subsidiaries. The Funding Agreement and the issuance of securities thereunder has been approved by the Toronto Stock Exchange (the "TSX").

1BASIS OF PRESENTATION AND GOING CONCERN (CONTINUED)

Current global financial conditions

As of December 31, 2022, and for the twelve months then ended, management believes the impact of COVID-19 on our business has largely subsided, but the Company continues to closely monitor all COVID-19 developments including its impact on our customers, employees, suppliers, vendors, business partners, and distribution channels.

Current global financial conditions have been subject to increased volatility and access to equity financing has been, or may be, negatively impacted by the liquidity crisis and market turmoil, and any worsening of these situations. These factors, which include the nature, effects and timing of administrative and legislative change, may impact the ability of the Company to obtain equity or debt financing in the future whether on terms favourable to the Company or at all. If these increased levels of volatility and market turmoil continue, or worsen, the Company's operations could be adversely impacted and the trading price of the Common Shares could be adversely affected.

Recent inflationary pressures have increased interest rates and the costs of labour, and have adversely affected consumer spending and economic growth. While Canada, the United States, Europe and other developed economies are experiencing higher-than-normal inflation rates, it remains uncertain whether substantial inflation will be sustained over an extended period of time or have a significant effect on the Canadian, U.S., or European economies or other economies. Governmental efforts to curb inflation often have negative effects on the level of economic activity. In an attempt to stabilize inflation, certain countries have imposed wage and price controls at times. Past governmental efforts to curb inflation have also involved more drastic economic measures that have had a materially adverse effect on the level of economic activity in the countries where such measures were employed. There can be no assurance that continued and more wide-spread inflation in will not become a serious problem in the future and have a material adverse impact on the Company.

Reclassification of comparative figures

Comparative figures have been reclassified to conform with current period presentation as follows:

-	Loss on foreign exchange is now disclosed as net interest expense and other financing charges. Previously, this had been categorized as other operational costs. The reclassification has no effect on net loss for the year or prior years.